Marketable Securities (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Unrealized gain on marketable securities	$ (11,378)	$ 1,652,754	$ (413,188)	$ 165,275
Marketable securities	$ 236,535		$ 247,913	$ 661,101
Adapti, Inc [Member]
Investment owned, balance, shares	200,000		200,000	200,000
Unrealized gain on marketable securities	$ (11,378)	$ 1,652,754	$ 413,188	$ 165,275